27. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Notes
27. COMMITMENTS AND CONTINGENCIES

27.COMMITMENTS AND CONTINGENCIES

A third party consultant worked for the Company as in 2017.  On or about December 18, 2017, the Company had a oral discussion with the consultant on the compensation of the service the consultant provided.  On January 10, 2019, the Company amended the contract.  Although the Company made a full compensation to the consultant according to the amended contract, the consultant filed a statement of claim against the Company on April 26, 2021.  The Company is in process of finalizing the defense.  The statement of claim is not clear as to the precise nature of the allegations against the Company or extent of the Company's alleged involvement.  Accordingly, and given the very preliminary stage of the proceeding, it is not possible to estimate the likelihood of liability against the Company or, if liability, any possible exposure.

The Company is involved in litigation arising out of the ordinary course and conduct of business.  Although such matters cannot be predicted with certainty, management does not consider the Company's exposure to litigation to be material to the consolidated financial statements.